Principal Accounting Policies - Liquidity, Functional Currency and Foreign Currency Translation, Short-term Investments, Accounts Receivable, Capitalized Software Development Cost (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / ¥	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) $ / ¥
Liquidity
Net loss	¥ (128,468)	$ (20,160)	¥ (1,343,630)	¥ (729,382)
Net cash used in operating activities	(226,342)	$ (35,519)	(1,313,115)	(120,461)
Accumulated deficit	¥ (7,834,879)		(7,713,355)		$ (1,229,464)
Functional Currency and Foreign Currency Translation
Exchange rate | $ / ¥	6.3726				6.3726
Unamortized amount	¥ 98,159		111,697		$ 15,403
Maximum [Member]
Functional Currency and Foreign Currency Translation
Weighted average cost of capital	10.00%	10.00%
Minimum [Member]
Functional Currency and Foreign Currency Translation
Weighted average cost of capital	2.00%	2.00%
Software development cost
Functional Currency and Foreign Currency Translation
Cost capitalized	¥ 4,972		756	56,927
Amortization expense	8,001		¥ 90,684	¥ 36,983
Unamortized amount	¥ 18,671
Estimated useful life	5 years	5 years